CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Jun. 14, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000		22,764,527
Common stock, shares, issued (in shares)	26,940,841	26,659,711	25,290,270	17,884,588	17,862,108
Common stock, shares, outstanding (in shares)	26,940,841	26,659,711	25,290,270	17,884,588	17,862,108